Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Private placement to purchase shares	10,861,250	10,861,250
Federal depository insurance coverage	$ 250,000	$ 250,000
Income tax, description	Under current tax law, income generated by legal entities resident in Mexico is subject to tax at a rate of 30 percent and losses can be carried forward for a period of 10 years. The Company does not believe it has incurred any material Mexican income taxes or penalties for the June 30, 2021, December 31, 2020 and year ended December 31, 2019.	Under current tax law, income generated by legal entities resident in Mexico is subject to tax at a rate of 30 percent and losses can be carried forward for a period of 10 years. The Company does not believe it has incurred any material Mexican income taxes or penalties for the periods ended December 31, 2020 or 2019.